Property, plant and equipment (Buildings without ownership certificate) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment .
Aggregate net book value	¥ 5,145	¥ 6,209